INVESTMENTS - Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Equity	R$ 18,087,969	R$ 12,025,935	R$ 11,616,611	R$ 10,124,989
Company Participation in equity	140,934	14,338
Company Participation in the income of the year	31,969	8,676
Company Participation in the income of the year	31,993	7,576	R$ 5,872
Associates
Investments
Company Participation in equity	108,406
Company Participation in the income of the year	11,528
Ensyn Corporation
Investments
Equity	252
Income of the year	R$ (268)
Participation equity in associate (as a percent)	25.30%
Company Participation in equity	R$ 21,437
Company Participation in the income of the year	R$ 12,860
Spinnova
Investments
Participation equity in associate (as a percent)	24.06%
Company Participation in equity	R$ 86,969
Company Participation in the income of the year	(1,332)
Joint ventures
Investments
Company Participation in equity	32,528	14,338
Company Participation in the income of the year	R$ 20,441	8,676
Ibema
Investments
Participation equity in joint ventures (as a percent)	49.90%
Company Participation in equity	R$ 28,487	14,338
Company Participation in the income of the year	R$ 20,307	R$ 8,676
F&E Technologies LLC
Investments
Participation equity in joint ventures (as a percent)	50.00%
Company Participation in equity	R$ 4,041
Company Participation in the income of the year	R$ 134